Investments (Long-term Investments, Equity-method Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2012	Nov. 30, 2011
Schedule of Equity Method Investments [Line Items]
Carrying amount of equity method investments	$ 130,201	$ 38,281		$ 130,201	$ 38,281
Minimum voting interests of equity method investments, percentage	10.00%
Maximum voting interests of equity method investments, percentage	65.00%
Loss from equity method investments	18,906	2,747	4,845
Impairment losses on equity method investments	1,943	4,137	1,541
Internet security company [Member]
Schedule of Equity Method Investments [Line Items]
Carrying amount of equity method investments	22,276			22,276
Equity interest purchased in equity-method investments							30.00%
Aggregate purchase price of equity-method investment				9,360	25,000	2,140
Equity interest in equity-method investment	40.80%			40.80%
Hardware develop company [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest purchased in equity-method investments				40.00%
Aggregate purchase price of equity-method investment				$ 17,568